Basis of preparation and recent accounting developments (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Description of accounting policy for basis of preparation
These consolidated financial statements have been prepared in accordance with International Accounting Standards (IAS) and International Financial Reporting Standards (IFRS) and related interpretations as issued by the IASB and IFRS as adopted by the EU. They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for periods ended 31 March 2019 and in accordance with the Companies Act 2006 applicable to companies reporting under IFRS and Article 4 of the EU IAS Regulation. The comparative financial information has also been prepared on this basis.
The consolidated financial statements have been prepared on a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and certain financial assets and liabilities measured at fair value.
These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.
The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.
Our income statement and segmental analysis separately identify financial results before and after exceptional items and remeasurements. We continue to use a columnar presentation as we consider it improves the clarity of the presentation, and is consistent with the way that financial performance is measured by management and reported to the Board and Executive Committee, and assists users of the financial statements to understand the results. The Directors believe that presentation of the results in this way is relevant to an understanding of the Group’s financial performance. Presenting financial results before exceptional items and remeasurements is consistent with the way that financial performance is measured by management and reported to the Board and Executive Committee and aids the comparability of reported financial performance from year to year in this context. The inclusion of total profit for the period from continuing operations before exceptional items and remeasurements forms part of the incentive target set annually for remunerating certain Executive Directors and accordingly we believe it is important for users of the financial statements to understand how this compares to our results on a statutory basis and period on period.

Going concern
The Directors considered it appropriate to prepare the financial statements on a going concern basis, having considered the Company’s cash flow forecasts with respect to business planning and treasury management activities. The going concern basis presumes that the Group has adequate resources to remain in operation, and that the Directors intend it to do so, for at least one year from the date the financial statements are signed.

Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations.
A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the power to affect those returns through its power over the entity.
The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post-acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment. Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.
Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS. Intercompany transactions are eliminated.
The results of subsidiaries, joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.
Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.

Treatment of interests in Quadgas HoldCo Limited (Quadgas) – discontinued operations and held for sale
Following the Group’s disposal of a 61% controlling stake in the UK Gas Distribution business on 31 March 2017, we have decided to exercise the options over the retained 39% interest in the business (held through Quadgas) and the sale is expected to complete at the end of June 2019, subject to customary regulatory approvals. Accordingly, our interests have been classified as held for sale with effect from 30 June 2018. The Quadgas disposal group comprises our equity investment in Quadgas, our shareholder loan to Quadgas, the Further Acquisition Agreement (FAA) derivative and the Remaining Acquisition Agreement (RAA) derivative. Refer to note 10 for further details.
We have also treated the results of the disposal group as a discontinued operation in the consolidated income statement for the current year and we have restated our prior year comparatives for 2018 on the same basis. The results of the UK Gas Distribution business were already treated as a discontinued operation for the year ended 31 March 2017 with certain true ups (relating to completion accounts) to the disposal of the controlling stake recorded within discontinued operations for the year ended 31 March 2018. The reclassification impacts the consolidated income statement, the consolidated statement of comprehensive income and consolidated cash flow statement, as well as earnings per share (EPS) split between continuing and discontinued operations.

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations. Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

Following the decision that we will exercise our put option to sell the 39% equity interest we hold in Quadgas, and on the basis that we intend to dispose of our stake by 30 June 2019, we have met the criteria to classify our interests in Quadgas as a disposal group held for sale. The disposal group comprises our equity interests in Quadgas, the shareholder loan to Quadgas and the derivatives arising from the put/call agreements (described further below). The Group has classified the results of the disposal group as a discontinued operation for the year, and therefore they are presented in the income statement as a discontinued operation separately from the results of the rest of our business, in the same way as the results of the UK Gas Distribution business were disclosed following the sale of a 61% controlling stake in the business on 31 March 2017.

Foreign currencies
Transactions in currencies other than the functional currency of the Company or subsidiary concerned are recorded at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.
Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income (see note 32(e)).
On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves (see note 28).

Areas of judgement and key sources of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. Information about such judgements and estimations is in the notes to the financial statements, and the key areas are summarised below.
Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are as follows:

•
Categorisation of certain items as exceptional items or remeasurements and the definition of adjusted earnings (see notes 5 and 8). In applying the Group’s exceptional items framework, we have considered a number of key matters, as detailed in note 5.

•
In addition, we have exercised our judgement in concluding that it is appropriate to classify our investment in and shareholder loan to Quadgas, along with the related Further Acquisition Agreement (FAA) and Remaining Acquisition Agreement (RAA) derivatives, as held for sale and as a discontinued operation, as detailed in note 10.

Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:

•	valuation of liabilities for pensions and other post-retirement benefits (see note 25); and

•	the cash flows applied in determining the environmental provisions (see note 26).
In order to illustrate the impact that changes in assumptions could have on our results and financial position, we have included sensitivity analyses in note 35.

New IFRS accounting standards effective for the year ended 31 March 2019 and New IFRS accounting standards and interpretations not yet adopted
The Group adopted IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’ with effect from 1 April 2018. We have applied the modified retrospective approach permitted in the Standards whereby prior year comparatives have not been restated on adoption. Instead, the cumulative transition adjustments are reflected through reserves. Refer to note 37 for full details of the impact and transition adjustments arising on adoption.
The Group has also adopted the following amendments to standards, which have had no material impact on the Group’s results or financial statement disclosure:

•	Annual improvements to IFRSs 2014-2016 Cycle;

•	Amendments to IFRS 2 ‘Share-based payment’; and

•	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’.
The Group has considered the impact of the following new IFRS standards or interpretations that have not yet been adopted:
i) IFRS 16 ‘Leases’
IFRS 16 ‘Leases’ is effective for National Grid for the year ending 31 March 2020. IFRS 16 introduces a single lease accounting model for lessees (rather than the current distinction between operating and finance leases). A contract is, or contains, a lease, if it provides the right to control the use of an identified asset for a specific period of time in exchange for consideration. The new standard will result in our operating leases being accounted for in the consolidated statement of financial position as ‘right-of-use’ assets with corresponding lease liabilities also recognised. It will therefore increase both our assets and liabilities (including net debt). In future periods, this will change the timing and presentation in the consolidated income statement as it will result in an increase in finance costs and depreciation largely offset by a reduction in the previously straight-line operating costs.
Transition options
We will apply IFRS 16 with effect from 1 April 2019 using the modified retrospective approach. Comparatives will not be restated on adoption. Instead, a cumulative adjustment to our opening consolidated statement of financial position will be reflected in retained earnings as well as recognition of the opening right-of-use assets and additional lease liabilities and associated deferred tax. For short‐term leases (lease term of 12 months or less) and leases of low‐value assets (such as computers), the Group will continue to recognise a lease expense on a straight‐line basis as permitted by IFRS 16.
In preparing for the transition, we have elected to apply the practical expedient to grandfather our previous assessments of whether contracts were previously accounted for as a lease, as permitted by the standard, instead of reassessing all significant contracts as at the date of initial application to determine whether they met the IFRS 16 definition of a lease.
We have elected to apply the practical expedient on transition, which permits right-of-use assets to be measured at an amount equal to the lease liability on adoption of the standard (adjusted for any prepaid or accrued lease expenses).
In addition, we have also elected the option to adjust the carrying amounts of the right-of-use assets as at 1 April 2019 for onerous lease provisions that had been recognised on the Group consolidated statement of financial position as at 31 March 2019, rather than performing impairment assessments on transition.

Impact of transition
As at the reporting date, the Group has non-cancellable operating lease commitments of £0.3 billion (see note 30), of which the majority are in the US. A further £0.3 billion of lease liabilities is recognised due to the requirement in IFRS 16 to recognise lease liabilities for the term that we are reasonably certain to exercise lease extension or lease termination options for, rather than only for the period of the minimum contractual term that is used in determining our lease liability commitments. This is partially offset by the £0.2 billion impact of discounting our lease liabilities at the incremental borrowing rate for each lease. There are some immaterial short term and low value leases, which will be recognised on a straight-line basis as an expense in profit and loss over the remaining lease term.
As a result, the Group expects to recognise additional right-of-use assets and lease liabilities (which are included within net debt) of approximately £0.4 billion at 1 April 2019 with no material additional net deferred tax. This is in addition to the £0.3 billion of finance leases already recognised on the consolidated statement of financial position under IAS 17. There will be no material net impact on net assets.
Accordingly, the Group does not expect the impact of IFRS 16 on profit after tax as a result of adopting the new standard to be material. However, it will result in an increase in operating profit due to the operating costs now being replaced with depreciation and interest charges.
We expect operating cash flows to increase and financing cash flows to decrease by less than £0.1 billion, because repayment of the principal portion of the lease liabilities will be classified as cash flows from financing activities rather than operating cash flows.
ii) Other
In addition, the following new accounting standards and amendments to existing standards have been issued but are not yet effective or have not yet been endorsed by the EU:

•	IFRIC 23 ‘Uncertainty over Income Tax Treatments’;

•	Amendments to IAS 28 ‘Investments in Associates – Long-term Interests in Associates and Joint Ventures’;

•	Annual Improvements to IFRS Standards 2015-2017 Cycle;

•	IFRS 17 ‘Insurance Contracts’;

•	Amendments to IAS 19 ‘Employee Benefits’;

•	Amendments to IFRS 3 ‘Business Combinations’;

•	Amendments to the References to the Conceptual Framework; and

•	Amendments to IAS 1 and IAS 8: Definition of material.
Effective dates remain subject to the EU endorsement process.
The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact. The Group has not adopted any other standard, amendment or interpretation that has been issued but is not yet effective.

Segmental analysis

This note sets out the financial performance for the year split into the different parts of the business (operating segments). The performance of these operating segments is monitored and managed on a day-to-day basis. Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and assesses the profitability of operations principally on the basis of operating profit before exceptional items and remeasurements (see note 5). As a matter of course, the Board also considers profitability by segment, excluding the effect of timing. However, the measure of profit disclosed in this note is operating profit before exceptional items and remeasurements as this is the measure that is most consistent with the IFRS results reported within these financial statements.

Revenue

Revenue arises in the course of the ordinary activities and principally comprises:
•    transmission services;
•    distribution services; and
•    generation services.
Transmission services, distribution services and certain other services (excluding rental income but including metering) fall within the scope of IFRS 15 ‘Revenue from Contracts with Customers’, whereas generation services are accounted for under the leasing standard as rental income, presented within revenue. Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties and value added tax. The Group recognises revenue when it transfers control over a product or service to a customer.

Operating costs

Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our auditors.

Exceptional items and remeasurements

To monitor our financial performance, we use a profit measure that excludes certain income and expenses. We call that measure ‘business performance’ or ‘adjusted profit’. Business performance (which excludes exceptional items and remeasurements as defined below) is used by management to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. We exclude items from business performance because, if included, these items could distort understanding of our performance for the year and the comparability between periods. This note analyses these items, which are included in our results for the year but are excluded from business performance.

Finance income and costs

This note details the interest income generated by our financial assets and interest expense incurred on our financial liabilities, primarily our financing portfolio (including our financing derivatives). It also includes the net interest on our pensions and other post-retirement assets. In reporting business performance, we adjust net financing costs to exclude any net gains or losses on financial instruments included in remeasurements (see note 5). In addition, where debt redemptions relate to exceptional transactions they are typically treated as exceptional.

Tax

Tax is payable in the territories where we operate, mainly the UK and the US. This note gives further details of the total tax charge and tax liabilities, including current and deferred tax. The current tax charge is the tax payable on this year’s taxable profits. Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences in the accounting and tax bases.

Earnings per share (EPS)

EPS is the amount of post-tax profit attributable to each ordinary share. Basic EPS is calculated on profit for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.

Goodwill

Goodwill represents the excess of what we paid to acquire businesses over the fair value of their net assets at the acquisition date. We assess whether goodwill is recoverable each year by performing an impairment review.

Other intangible assets

Other intangible assets include software which is written down (amortised) over the length of period we expect to receive a benefit from the asset.

Property, plant and equipment

The following note shows the physical assets controlled by us. The cost of these assets primarily represents the amount initially paid for them. This includes both their purchase price and the construction and other costs associated with getting them ready for operation. A depreciation expense is charged to the income statement to reflect annual wear and tear and the reduced value of the asset over time. Depreciation is calculated by estimating the number of years we expect the asset to be used (useful economic life) and charging the cost of the asset to the income statement equally over this period.

We operate an energy networks business and therefore have a significant physical asset base. We continue to invest in our networks to maintain reliability, create new customer connections and ensure our networks are flexible and resilient. Our business plan envisages these additional investments will be funded through a mixture of cash generated from operations and the issue of new debt.

Other non-current assets

Other non-current assets include assets that do not fall into any other non-current asset category (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2020.

Financial and other investments

The Group holds a range of financial and other investments. These investments include short-term money funds, quoted investments in equities or bonds of other companies, long-term loans to our associates and joint ventures and other loans and receivables. Other loans and receivables typically includes bank deposits with a maturity of greater than three months, and cash balances that cannot be readily used in operations, principally collateral pledged against derivative holdings.

Investments in joint ventures and associates

Investments in joint ventures and associates represent businesses we do not control but over which we exercise joint control or significant influence.

While we present consolidated results in these financial statements as if we were one company, our legal structure is such that there are a number of different operating and holding companies that contribute to the overall result. This structure has evolved through acquisitions as well as regulatory requirements to have certain activities within separate legal entities.

Derivative financial instruments

Derivatives are financial instruments that derive their value from the price of an underlying item such as interest rates, foreign exchange rates, credit spreads, commodities, equities or other indices. In accordance with Board-approved policies, derivatives are transacted generally to manage exposures to fluctuations in interest rates, foreign exchange rates and commodity prices. Our derivatives balances comprise two broad categories:
•    financing derivatives managing our exposure to interest rates and foreign exchange rates. Specifically we use these derivatives to manage our financing portfolio, holdings in foreign operations and contractual operational cash flows; and
•    commodity contract derivatives managing our US customers’ exposure to price and supply risks. Some forward contracts for the purchase of commodities meet the definition of derivatives and are included here. We also enter into derivative financial instruments linked to commodity prices, including index futures, options and swaps. These are used to manage market price volatility.

Inventories and current intangible assets

Inventories represent assets that we intend to use in order to generate revenue in the short term, either by selling the asset itself (for example, fuel stocks) or by using it to fulfil a service to a customer or to maintain our network (consumables).

Trade and other receivables

Trade and other receivables are amounts which are due from our customers for services we have provided.

Cash and cash equivalents

Cash and cash equivalents include cash balances, together with short-term investments with an original maturity of less than three months that are readily convertible to cash.

Borrowings and Borrowing facilities

We borrow money primarily in the form of bonds and bank loans. These are for a fixed term and may have fixed or floating interest rates or are linked to RPI. We use derivatives to manage risks associated with interest rates and foreign exchange.

Our price controls and rate plans lead us to fund our networks within a certain ratio of debt to equity and, as a result, we have issued a significant amount of debt. As we continue to invest in our networks, the value of debt is expected to increase over time. To maintain a strong balance sheet and to allow us to access capital markets at commercially acceptable interest rates, we balance the amount of debt we issue with the value of our assets, and we take account of certain other metrics used by credit rating agencies.

To support our liquidity requirements and provide backup to commercial paper and other borrowings, we agree loan facilities with financial institutions over and above the value of borrowings that may be required. These committed credit facilities have never been drawn, and our undrawn amounts are listed below.

Trade and other payables

Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months. The total also includes deferred amounts, some of which represent monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Contract liabilities

Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

Other non-current liabilities

Other non-current liabilities include deferred income which will not be recognised as income until after 31 March 2020. It also includes payables that are not due until after that date.

Pensions and other post-retirement benefits

All of our employees are eligible to participate in a pension plan. We have defined benefit (DB) and defined contribution (DC) pension plans. In the US we also provide healthcare and life insurance benefits to eligible employees, post-retirement. The fair value of associated scheme assets and present value of DB obligations are updated annually in accordance with IAS 19 (revised). We separately present our UK and US pension schemes to show geographical split. Below we provide a more detailed analysis of the amounts recorded in the primary financial statements and the actuarial assumptions used to value the DB obligations.

Provisions

We make provisions when an obligation exists resulting from a past event, and it is probable that cash will be paid to settle it, but the exact amount of cash required can only be estimated.

The main estimates relate to environmental remediation and decommissioning costs for various sites we own or have owned and other provisions, including restructuring plans and lease contracts we have entered into that are now loss making. The evaluation of the likelihood of the contingent events has required best judgement by management regarding the probability of exposure to potential loss. Should circumstances change following unforeseeable developments, the likelihood could alter.

In the current year we recognised a charge to restructuring provisions, reflecting the review and reorganisation of our core regulated businesses in both the UK and US.

Share capital

Ordinary share capital represents the total number of shares issued which are publicly traded. We also disclose the number of treasury shares the Company holds, which are shares that the Company has bought itself, predominately to actively manage scrip issuances and settle employee share option and reward plan liabilities.

Other equity reserves

Other equity reserves are different categories of equity as required by accounting standards and represent the impact of a number of our historical transactions.

Net debt

Net debt represents the amount of borrowings and overdrafts less cash, current financial investments and related financing derivatives.

Commitments and contingencies

Commitments are those amounts that we are contractually required to pay in the future as long as the other party meets its obligations. These commitments primarily relate to operating lease rentals, energy purchase agreements and contracts for the purchase of assets which, in many cases, extend over a long period of time. We also disclose any contingencies, which include guarantees that companies have given, where we pledge assets against current obligations that will remain for a specific period.

Related party transactions

Related parties include joint ventures, associates, investments and key management personnel.

Financial risk management

Our activities expose us to a variety of financial risks including credit risk, liquidity risk, capital risk, currency risk, interest rate risk, inflation risk and commodity price risk. Our risk management programme focuses on the unpredictability of financial markets and seeks to minimise potential volatility of financial performance from these risks. We use financial instruments, including derivative financial instruments, to manage these risks.

Sensitivities

In order to give a clearer picture of the impact on our results or financial position of potential changes in significant estimates and assumptions, the following sensitivities are presented. These sensitivities are based on assumptions and conditions prevailing at the year-end and should be used with caution. The effects provided are not necessarily indicative of the actual effects that would be experienced because our actual exposures are constantly changing.

Additional disclosures in respect of guaranteed securities

We have preferred shares that are listed on a US national securities exchange and are guaranteed by other companies in the Group. These guarantors commit to honour any liabilities should the company issuing the debt have any financial difficulties. In order to provide debt holders with information on the financial stability of the companies providing the guarantees, we are required to disclose individual financial information for these companies. We have chosen to include this information in the Group financial statements rather than submitting separate stand-alone financial statements.